Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2014	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Net Sales	$ 993,077			$ 1,318,128
Cost of goods sold	705,763			970,674
Gross profit	287,314			347,454
Revenue
Selling, general and administrative expenses	539,516	$ 18,085	$ 20,070	1,389,906
Operating expenses:
General and Administrative Expenses					$ 152,959
Total Selling, general and administrative	539,516	18,085	20,070	1,389,906
Loss from operations	(252,202)	$ (18,085)	$ (20,070)	(1,042,452)
Other income (expense)
Interest Expense	(12,290)			(12,290)
Other Income	732			732	50
Change in fair value of derivative liabilities	39,259			(136,298)
Total other income (expense)	27,701			(147,856)
Net loss	$ (224,501)	$ (18,085)	$ (20,070)	$ (1,190,308)	$ (152,909)
Net loss per common share - basic and diluted	$ 0	$ 0	$ 0	$ (0.02)	$ 0
Weighted average common shares outstanding -basic and diluted	53,783,315	43,005,000	43,005,000	53,783,315	43,909,720
LightTouch Vein & Laser, Inc. [Member]
Revenue
Operating expenses:
General and Administrative Expenses						$ 16,264	$ 16,672
Operating Expenses						16,264	16,672
Loss from operations						(16,264)	$ (16,672)
Other income (expense)
Other Income						3,728
Interest expense - related party						(13,236)	$ (9,939)
Total other income (expense)						(9,508)	(9,939)
Net loss						$ (25,772)	$ (26,611)
Net loss per common share - basic and diluted						$ (0.06)	$ (0.06)
Weighted number of common shares outstanding						418,895	418,895